SEGMENTED INFORMATION (Details 3) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016	Dec. 31, 2015
Segmented Information Details 3
Plant, equipment and mining properties - Mexico	$ 28,627,706	$ 24,240,545	$ 17,583,469
Plant, equipment and mining properties - Canada	3,323,899	3,498,202	1,009,763
Total plant, equipment and mining properties	$ 31,951,605	$ 27,738,747	$ 18,593,232	$ 18,593,232